Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Estimated Useful Lives to Finite-lived Intangible Assets

The following estimated useful lives have been applied to finite-lived intangible assets as at December 31, 2018.

Useful Life Range (years)
Customer relationships	6 to 15
Technology	3 to 7
Trade names [1]	10 to 20
Other	1 to 30

1	Certain trade names have indefinite useful lives as there are no regulatory, legal, contractual, cooperative, economic or other factors that limit their useful lives.

Summary of Reconciliation of Intangible Assets

Following is a reconciliation of intangible assets:

	Goodwill	Customer Relationships [2]	Technology	Trade Names	Other	Total Other Intangibles

Carrying amount – December 31, 2017	$97	$–	$–	$–	$69	$69
Merger impact (Note 3)	11,185	1,708	44	122	474	2,348
Other acquisitions (Note 3)	197	1	–	–	7	8
Additions	–	–	79	–	19	98
Disposals	–	–	–	–	(27)	(27)
Foreign currency translation	(48)	(20)	1	(4)	(6)	(29)
Amortization [1]	–	(135)	(7)	(28)	(87)	(257)

Carrying amount – December 31, 2018	$11,431	$1,554	$117	$90	$449	$2,210

Balance as at December 31, 2018 comprised of:
Cost	$11,438	$1,691	$124	$118	$586	$2,519
Accumulated amortization	(7)	(137)	(7)	(28)	(137)	(309)

Carrying amount	$11,431	$1,554	$117	$90	$449	$2,210

Carrying amount – December 31, 2016	$97	$–	$–	$–	$83	$83
Additions	–	–	–	–	1	1
Amortization	–	–	–	–	(15)	(15)

Carrying amount – December 31, 2017	$97	$–	$–	$–	$69	$69

Balance as at December 31, 2017 comprised of:
Cost	$104	$–	$–	$–	$123	$123
Accumulated amortization	(7)	–	–	–	(54)	(54)

Carrying amount	$97	$–	$–	$–	$69	$69

1	Amortization of $225 was included in selling expenses during the year ended December 31, 2018 (2017 – $NIL).
2	The remaining amortization period of customer relationships at December 31, 2018, was approximately 8 years.

Summary of Goodwill by Groups of Cash Generating Unit	Goodwill by groups of CGUs as at December 31 is as follows:

	2018	2017

Retail	$6,882	$–
Potash	154	–
Nitrogen	4,097	97
Phosphate and Sulfate	298	–

	$ 11,431	$ 97

Summary of Terminal Growth Rate and Curresponding Breakeven Discount Rate

For each group of CGUs, terminal growth rates used and corresponding breakeven discount rates per annum that equate the recoverable amount to the carrying amount are as follows:

	Terminal Growth Rate	Breakeven Discount Rate

Retail	2.5%	8.3%
Potash	2.5%	13.1%
Nitrogen	2.0%	12.8%
Phosphate and Sulfate	2.0%	11.2%

Summary of Key Assumptions, Change In Retail Segment Recoverable Amount
	Percentage Point Change	Change in Recoverable Amount

Discount rate	+0.1%	$(365)
	-0.1%	381

Terminal growth rate	+0.1%	$320
	-0.1%	(307)

Forecasted EBITDA over forecast period	+5.0%	$1,488
	-5.0%	(1,477)